PRO FORMA INFORMATION	12 Months Ended
Dec. 31, 2022
PRO FORMA INFORMATION
PRO FORMA INFORMATION

12. PRO FORMA INFORMATION

The following information represent the unaudited pro forma combined results of operations, including acquisitions giving effect to the acquisition as if they occurred at the beginning of years ended December 31, 2021:

December 31, 2021
(unaudited)

Revenue	$6,771,946

Net Loss attributable to Common Stockholders	(5,217,917)

Weighted average common shares outstanding	146,726,959
Basic and diluted loss per common share	$(0.04)
Effective income tax rate	21%